DERIVATIVES ACTIVITIES - Derivative Mark-to-Market (MTM) Receivables/Payables (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Mark-to-Market (MTM) Receivables/Payables
Netting of cash collateral received	$ (43,227)	$ (47,625)
Netting of cash collateral paid	(42,609)	(47,769)
Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Cash collateral received, gross	61	138
Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	618,981	886,237
Cash collateral paid, net of amount used to offset derivative liabilities	4,911	6,523
Less: Netting agreements to assets	(524,481)	(777,178)
Netting of cash collateral received	(43,227)	(47,625)
Total trading account derivatives, assets	56,184	67,957
Cash collateral received	(779)	(867)
Non-cash collateral received	(9,855)	(10,043)
Total Net receivables	45,550	57,047
Cash collateral paid, gross	47,520	54,292
Does not meet applicable offsetting guidance, assets	10,000	11,000
Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(391,000)	(510,000)
Less: Netting agreements to liabilities		(510,000)
Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(126,000)	(264,000)
Less: Netting agreements to liabilities		(264,000)
Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(7,000)	(3,000)
Less: Netting agreements to liabilities		(3,000)
Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	611,054	883,193
Cash collateral received, net of amount used to offset derivative assets	13,628	9,846
Less: Netting agreements to liabilities	(524,481)	(777,178)
Netting of cash collateral paid	(42,609)	(47,769)
Total derivative liabilities	57,592	68,092
Cash collateral paid	(2)	(11)
Non-cash collateral paid	(5,131)	(6,264)
Total Net payables	52,459	61,817
Cash collateral received, gross	56,855	57,471
Does not meet applicable offsetting guidance, liabilities	10,000	10,000
Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(391,000)
Netting of cash collateral paid		(46,000)
Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(126,000)
Netting of cash collateral paid		(2,000)
Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(7,000)
Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,696	4,326
Cash collateral paid, net of amount used to offset derivative liabilities	8	123
Less: Netting agreements to assets	0	0
Netting of cash collateral received	(1,949)	(1,791)
Total trading account derivatives, assets	1,755	2,658
Cash collateral received	0	0
Non-cash collateral received	(270)	(1,293)
Total Net receivables	1,485	1,365
Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,640	1,784
Cash collateral received, net of amount used to offset derivative assets	37	7
Less: Netting agreements to liabilities	0	0
Netting of cash collateral received	(53)	(15)
Netting of cash collateral paid	(53)	(15)
Total derivative liabilities	1,624	1,776
Cash collateral paid	0	0
Non-cash collateral paid	0	0
Total Net payables	1,624	1,776
Cash collateral received, gross	1,986	1,798
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	7,557	9,693
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,940	1,815
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,428	3,795
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	783	1,027
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,869	5,808
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	262	1,508
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,607	4,300
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,576	1,072
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	105	204
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,471	868
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,333	3,117
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,328	3,117
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	5	0
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	106	439
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	106	414
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	25
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,688	3,885
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,688	3,885
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	364	743
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	364	743
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	95	678
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	95	678
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	677	588
Derivative instruments designated as ASC 815 (SFAS 133) hedges | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	677	588
Derivatives not designated in a qualifying hedging relationship | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	611,424	876,544
Derivatives not designated in a qualifying hedging relationship | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	609,114	881,378
Derivatives not designated in a qualifying hedging relationship | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,268	531
Derivatives not designated in a qualifying hedging relationship | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	857	757
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	410,025	632,645
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	289,124	376,778
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	120,848	255,847
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	53	20
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	394,328	621,210
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	267,761	359,689
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	126,532	261,499
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	35	22
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	426	253
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	182	106
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	244	6
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	141
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	228	185
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	12	0
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	216	21
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	164
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	126,629	152,109
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	126,474	151,736
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	134	366
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	21	7
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	133,549	158,083
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	133,361	157,650
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	152	387
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	36	46
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	66	17
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	66	17
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	21,885	24,752
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	14,560	20,425
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	28	16
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	7,297	4,311
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	26,516	32,469
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	20,107	28,333
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	3	35
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	6,406	4,101
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	18,010	23,520
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	16,794	19,943
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,216	3,577
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	20,553	26,186
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	18,641	23,103
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,912	3,083
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	34,875	43,518
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Purchased
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	17,957	18,430
Derivative payables		25,972
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Sold
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	16,918	25,088
Derivative payables		17,458
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	31,072	39,412
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,803	4,106
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	34,168	43,430
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Purchased
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	16,968
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Sold
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	17,200
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	30,608	39,439
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	3,560	3,991
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	842	278
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	711	265
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	131	13
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	563	555
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	245	384
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	$ 318	$ 171